Operating segments (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Information by operating segment
Revenue from financial intermediation		R$ 124,306,394		R$ 112,546,955		R$ 137,794,231
Expenses from financial intermediation		(58,617,986)	[1]	(55,244,669)	[1]	(75,589,415)	[2]
Financial margin		65,688,408		57,302,286		62,204,816
Allowance for loan losses		(14,004,527)		(16,264,835)		(16,860,835)
Gross income from financial intermediation		51,683,881		41,037,451		45,343,981
Income from insurance, pension plans and capitalization bonds		8,975,805		8,360,534		6,792,075
Fee and commission income		25,337,676		23,831,590		22,748,828
Personnel expenses	[3]	(24,526,318)		(18,871,462)		(20,723,265)
Other administrative expenses	[4]	(22,355,346)		(21,682,217)		(21,451,029)
Tax expenses		(6,858,230)		(6,096,899)		(5,960,618)
Share of profit (loss) of unconsolidated and jointly controlled companies		1,201,082		1,680,375		1,718,411
Other operating income / expenses		(19,576,560)		(7,946,544)		(4,250,109)
Operating profit		13,881,990		20,312,828		24,218,274
Non-operating income		(500,912)		(870,813)		(474,715)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests		7,792,129		(2,693,576)		(6,428,956)
Net Income		21,173,207		16,748,439		17,314,603
Total assets		1,378,527,685		1,305,543,714		1,224,353,440
Investments in associates and joint ventures	[5]	7,635,612	[6]	8,125,799		8,257,384
Total liabilities		1,242,984,111		1,180,867,594		1,106,659,736
Banking
Information by operating segment
Revenue from financial intermediation		113,402,430		110,639,034		130,015,483
Expenses from financial intermediation		(49,683,456)	[1]	(52,958,441)	[1]	(67,744,701)	[2]
Financial margin		63,718,974		57,680,593		62,270,782
Allowance for loan losses		(18,891,493)		(18,319,973)		(25,210,020)
Gross income from financial intermediation		44,827,481		39,360,620		37,060,762
Fee and commission income		31,135,507		30,022,769		28,566,371
Personnel expenses		(23,072,600)		(18,102,452)		(19,919,896)
Other administrative expenses	[4]	(20,327,502)		(19,126,128)		(18,845,656)
Tax expenses		(6,203,188)		(5,660,519)		(5,440,571)
Share of profit (loss) of unconsolidated and jointly controlled companies		12,921		6,620		(22,657)
Other operating income / expenses		(21,082,041)		(11,943,485)		(9,910,746)
Operating profit		5,290,578		14,557,425		11,487,607
Non-operating income		(537,428)		(929,396)		(729,584)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests		10,431,415		(1,134,166)		(1,836,636)
Net Income		15,184,565		12,493,863		8,921,387
Total assets		1,264,627,391		1,251,749,713		1,146,536,514
Investments in associates and joint ventures		106,628,723		97,416,676		87,010,313
Total liabilities		1,064,606,520		1,068,861,135		984,405,043
Insurance, pension and capitalization bonds
Information by operating segment
Revenue from financial intermediation		22,936,178		18,612,108		23,564,395
Expenses from financial intermediation		(16,930,146)	[1]	(13,365,526)	[1]	(18,174,550)	[2]
Financial margin		6,006,032		5,246,582		5,389,845
Gross income from financial intermediation		6,006,032		5,246,582		5,389,845
Income from insurance, pension plans and capitalization bonds		8,935,610		8,320,676		6,791,337
Fee and commission income		2,028,371		2,169,807		2,063,187
Personnel expenses		(2,030,224)		(1,643,734)		(1,591,949)
Other administrative expenses	[4]	(1,495,894)		(1,609,750)		(1,702,816)
Tax expenses		(1,110,470)		(960,453)		(973,477)
Share of profit (loss) of unconsolidated and jointly controlled companies		276,165		206,272		205,278
Other operating income / expenses		(734,635)		(998,070)		(513,611)
Operating profit		11,874,955		10,731,330		9,667,794
Non-operating income		26,800		32,145		251,368
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests		(4,490,945)		(4,374,553)		(4,384,760)
Net Income		7,410,810		6,388,922		5,534,402
Total assets		325,767,085		304,004,114		289,461,412
Investments in associates and joint ventures		2,261,867		2,617,258		2,602,781
Total liabilities		287,062,911		270,540,773		256,094,800
Other Activities
Information by operating segment
Revenue from financial intermediation		228,386		256,364		262,868
Financial margin		228,386		256,364		262,868
Gross income from financial intermediation		228,386		256,364		262,868
Fee and commission income		306,865		354,734		366,446
Personnel expenses		(390,706)		(239,461)		(295,618)
Other administrative expenses	[4]	(194,265)		(204,736)		(186,780)
Tax expenses		(72,662)		(73,649)		(80,715)
Share of profit (loss) of unconsolidated and jointly controlled companies		8,046		(14,879)		9,675
Other operating income / expenses		99,071		193,794		215,681
Operating profit		(15,265)		272,167		291,557
Non-operating income		133		2,406		(583)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests		2,372		(72,405)		(89,008)
Net Income		(12,760)		202,168		201,966
Total assets		5,014,369		5,966,071		5,615,832
Investments in associates and joint ventures		6,603		60,894		52,223
Total liabilities		1,167,684		1,148,139		1,065,836
Eliminations
Information by operating segment
Revenue from financial intermediation		(2,651,701)		(1,727,080)		(1,331,236)
Expenses from financial intermediation		2,651,701	[1]	1,727,080	[1]	1,331,236	[2]
Income from insurance, pension plans and capitalization bonds		33,355		39,858		738
Fee and commission income		(136,176)		(221,722)		(133,813)
Other administrative expenses	[4]	611,500		649,851		602,760
Other operating income / expenses		(508,679)		(467,967)		(469,685)
Operating profit				20
Non-operating income				(20)
Total assets		(186,104,068)		(175,709,936)		(143,285,480)
Investments in associates and joint ventures		(106,710,041)		(97,903,242)		(87,483,681)
Total liabilities		(79,394,027)		(77,806,694)		(55,801,799)
Managerial Income Statement
Information by operating segment
Revenue from financial intermediation		133,915,293		127,780,426		152,511,510
Expenses from financial intermediation		(63,961,901)	[1]	(64,596,887)	[1]	(84,588,015)	[2]
Financial margin		69,953,392		63,183,539		67,923,495
Allowance for loan losses		(18,891,493)		(18,319,973)		(25,210,020)
Gross income from financial intermediation		51,061,899		44,863,566		42,713,475
Income from insurance, pension plans and capitalization bonds		8,968,965		8,360,534		6,792,075
Fee and commission income		33,334,567		32,325,588		30,862,191
Personnel expenses		(25,493,530)		(19,985,647)		(21,807,463)
Other administrative expenses	[4]	(21,406,161)		(20,290,763)		(20,132,492)
Tax expenses		(7,386,320)		(6,694,621)		(6,494,763)
Share of profit (loss) of unconsolidated and jointly controlled companies		297,132		198,013		192,296
Other operating income / expenses		(22,226,284)		(13,215,728)		(10,678,361)
Operating profit		17,150,268		25,560,942		21,446,958
Non-operating income		(510,495)		(894,865)		(478,799)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests		5,942,842		(5,581,124)		(6,310,404)
Net Income		22,582,615		19,084,953		14,657,755
Total assets		1,409,304,777		1,386,009,962		1,298,328,278
Investments in associates and joint ventures		2,187,152		2,191,586		2,181,636
Total liabilities		1,273,443,088		1,262,743,353		1,185,763,880
Proportionately consolidated
Information by operating segment
Revenue from financial intermediation	[7]	(818,428)		(1,084,631)		(1,321,024)
Expenses from financial intermediation	[7]	104,508	[1]	88,764	[1]	66,672	[2]
Financial margin	[7]	(713,920)		(995,867)		(1,254,352)
Allowance for loan losses	[7]	170,961		94,494		125,761
Gross income from financial intermediation	[7]	(542,959)		(901,373)		(1,128,591)
Income from insurance, pension plans and capitalization bonds	[7]	(6,840)
Fee and commission income	[7]	(4,128,937)		(4,578,360)		(4,443,914)
Personnel expenses	[7]	710,807		854,580		797,306
Other administrative expenses	[4],[7]	1,419,119		971,706		917,548
Tax expenses	[7]	528,090		597,722		534,145
Share of profit (loss) of unconsolidated and jointly controlled companies	[7]	906,399		1,420,804		1,312,974
Other operating income / expenses	[7]	663,471		891,788		1,067,313
Operating profit	[7]	(450,850)		(743,133)		(943,219)
Non-operating income	[7]	(9,583)		24,052		4,084
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	[7]	460,433		719,081		939,135
Total assets	[7]	(8,436,501)		(8,731,352)		(8,877,954)
Investments in associates and joint ventures	[7]	5,103,609		5,619,603		5,840,951
Total liabilities	[7]	(7,333,871)		(7,630,632)		(7,744,166)
Adjustments of Consolidation
Information by operating segment
Revenue from financial intermediation	[8]	125,364		(1,084,034)		(2,928,359)
Expenses from financial intermediation	[8]	2,404,402	[1]	3,729,581	[1]	5,464,307	[2]
Financial margin	[8]	2,529,766		2,645,547		2,535,948
Gross income from financial intermediation	[8]	2,529,766		2,645,547		2,535,948
Fee and commission income	[8]	(2,254,425)		(2,527,231)		(2,390,311)
Other administrative expenses	[4],[8]	(249,173)		(119,519)		(60,812)
Other operating income / expenses	[8]	(26,168)		1,203		(84,825)
Total assets	[8]	(41,729,208)		(89,986,505)		(78,178,606)
Total liabilities	[8]	(41,729,208)		(89,986,505)		(78,178,606)
Adjustments
Information by operating segment
Revenue from financial intermediation		(8,915,835)	[9]	(13,064,806)	[9]	(10,467,896)	[10]
Expenses from financial intermediation		2,835,005	[1],[9]	5,533,873	[1],[9]	3,467,621	[2],[10]
Financial margin		(6,080,830)	[9]	(7,530,933)	[9]	(7,000,275)	[10]
Allowance for loan losses		4,716,005	[9]	1,960,644	[9]	8,223,424	[10]
Gross income from financial intermediation		(1,364,825)	[9]	(5,570,289)	[9]	1,223,149	[10]
Income from insurance, pension plans and capitalization bonds	[9]	13,680
Fee and commission income		(1,613,529)	[9]	(1,388,407)	[9]	(1,279,138)	[10]
Personnel expenses		256,405	[9]	259,605	[9]	286,892	[10]
Other administrative expenses	[4]	(2,119,131)	[9]	(2,243,641)	[9]	(2,175,273)	[10]
Share of profit (loss) of unconsolidated and jointly controlled companies		(2,449)	[9]	61,558	[9]	213,141	[10]
Other operating income / expenses		2,012,421	[9]	4,376,193	[9]	5,445,764	[10]
Operating profit		(2,817,428)	[9]	(4,504,981)	[9]	3,714,535	[10]
Non-operating income	[9]	19,166
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests		1,388,854	[9]	2,168,467	[9]	(1,057,687)	[10]
Net Income		(1,409,408)	[9]	(2,336,514)	[9]	2,656,848	[10]
Total assets		19,388,617	[9]	18,251,609	[9]	13,081,722	[10]
Investments in associates and joint ventures		344,851	[9]	314,610	[9]	234,797	[10]
Total liabilities		R$ 18,604,102	[9]	R$ 15,741,378	[9]	R$ 6,818,628	[10]

[1]	Includes, in the Consolidated IFRS, the balances referring to 'Net gains / (losses) on financial assets and liabilities at fair value through profit or loss', 'Net gains / (losses) on financial assets at fair value through other comprehensive income 'and' Net gains / (losses) from operations in foreign currency';
[2]	Includes, in the Consolidated IFRS, the balances related to 'Net gains/(losses) on financial assets and liabilities at fair value through income', 'Net gains/(losses) on financial assets at fair value through other comprehensive income' and 'Net gains/(losses) on foreign currency transactions';
[3]	In 2019, it includes R$1,819,232 thousand related to the Voluntary Severance Program (PDV);
[4]	Includes, in the Consolidated IFRS, the balances referring to depreciation and amortization.
[5]	In 2019, impairment losses were recorded in 'associates and jointly controlled entities' in the amount of R$727,235 thousand. In 2018, impairment losses were recorded in 'associates and jointly controlled entities' in the amount of R$107,000 thousand. In 2017, it was recorded in the amount of R$31,868 thousand on the investment in NCR Brasil Industria de Equipamentos para Automacao S.A;
[6]	Of this amount, R$985,628 thousand refers to the acquisition of shares in associated and jointly controlled companies, which are recorded in the Balance Sheet under the caption Investments in associates and joint ventures (Cielo/Fleury/Swiss Re).
[7]	They refer to: adjustments of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;
[8]	Adjustments of consolidation originating from the 'non-consolidation' of exclusive funds;
[9]	Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Organization that were prepared in the IFRS. The main adjustments refer to the loss expected from financial assets, business models, effective interest rate and business combinations;
[10]	Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Organization that were prepared in the IFRS. The main adjustments refer to the impairment of loans and advances, effective interest rate and business combinations;